Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates - RMB [Member]	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Year-end spot rate	$ 1	¥ 6.3757	$ 1	¥ 6.5249	$ 1	¥ 6.9762
Average rate	$ 1	¥ 6.4515	$ 1	¥ 6.8976	$ 1	¥ 6.8985